Intangible Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 412,051	$ 411,873
Accumulated Amortization	366,962	341,848
Net	45,089	70,025
Source code [Member]
Cost	19,615	19,615
Accumulated Amortization	19,615	19,615
Net
URL [Member]
Cost	51,219	51,041
Accumulated Amortization	27,730	22,616
Net	23,489	28,425
Web-site contents [Member]
Cost	178,456	178,456
Accumulated Amortization	156,856	136,856
Net	21,600	41,600
Subscribers list [Member]
Cost	56,845	56,845
Accumulated Amortization	52,845	56,845
Net
Client accounts [Member]
Cost	98,070	98,070
Accumulated Amortization	98,070	98,070
Net
Trade name [Member]
Cost	7,846	7,846
Accumulated Amortization	7,846	7,846
Net